Consolidated Balance Sheets (Parentheticals) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Oil and natural gas properties, accumulated depreciation, depletion and amortization (in Dollars)	$ 391,624	$ 0
Limited partners' interest, common units issued	4,486,625	0
Limited partners' interest, common units outstanding	4,486,625	0
Class B Units, units issued	100,000	0
Class B Units, units outstanding	100,000	0